Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Intangible Assets

Intangible assets consist of:

	September 30, 2014
	Average Remaining Amortization Period	Cost	Accumulated Amortization	Net Carrying Amount End of Period
Core technology	1.9 years	$978	$(649)	$329
Trade name	2.9 years	89	(49)	40

		$1,067	$(698)	$369

Intangible assets consist of:

	December 31, 2013
	Weighted Average Remaining Amortization Period	Net Carrying Amount Beginning of Year	Amortization Expenses	Impairment Charge	Net Carrying Amount End of Year
Core technology	2.7 years	$634	$(174)	$—	$460
Trade name	3.7 years	62	(13)	—	49

		$696	$(187)	$—	$509

	December 31, 2012
	Weighted Average Remaining Amortization Period	Net Carrying Amount Beginning of Year	Amortization Expenses	Impairment Charge	Net Carrying Amount End of Year
Developed technology	3.7 years	$1,710	$(274)	$(1,436)	$—
Core technology	3.7 years	808	(174)	—	634
Trade name	4.7 years	75	(13)	—	62
NW 100B intellectual property	3.7 years	17	(2)	(15)	—

		$2,610	$(463)	$(1,451)	$696

Schedule of Aggregate Future Amortization	The expected aggregate future amortization expense is as follows.

Years	Amortization
2014	$186
2015	186
2016	128
2017	9

$509